Financial risk management (Detail 5) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	$ 719,897,000	$ 425,172,000	$ 536,160,000			$ 468,092,000
Financial assets at fair value through profit or loss	10,896,000	129,319,000
Lease liabilities	(3,385,000)	(4,000,000)
Gains (losses) on net monetary position	(4,204,000)	(6,655,000)	$ (12,537,000)
Minimum Capital Requirement To Maintain Financial Institution Licenses	$ 670,758,000			€ 3,311,108	R$ 105,169,657
Equity price risk [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in Index	10.00%
Gains (losses) on net monetary position	$ 1,089,600
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(1,089,600)
Capital Management
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	719,897,000	425,172,000
Financial assets at fair value through profit or loss	99,089,000	129,319,000
Financial liabilities	(86,898,000)	(50,455,000)
Lease liabilities	(3,385,000)	(4,000,000)
Current derivative financial liabilities	(1,427,000)	(3,353,000)
Net Cash Debt	727,276,000	496,683,000
Cash and liquid investments	818,986,000	554,491,000
Gross debt	$ (91,710,000)	$ (57,808,000)